Income Taxes	12 Months Ended
Jun. 30, 2023
Income Taxes
Income Taxes
12.	Income Taxes

The entities within the Group file separate tax returns in the respective tax jurisdictions in which they operate.

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

British Virgin Islands (“BVI”)

Under the current laws of the BVI, the Group’s subsidiaries incorporated in BVI are not subject to tax on income or capital gains. Additionally, upon payments of dividends by these BVI companies to its respective shareholders, no BVI withholding tax will be imposed.

Hong Kong, PRC

Under the current HK tax laws, before April 1, 2018, the income tax rate of Hong Kong was 16.5%. Effective from April 1, 2018, a two-tier corporate income tax system was officially implemented in Hong Kong, which is 8.25% for the first HK$2.0 million profits, and 16.5% for the subsequent profits. Under the HK tax laws, it is exempted from the Hong Kong income tax on its foreign-derived income. In addition, payments of dividends from Hong Kong subsidiaries to the Company are not subject to any Hong Kong withholding tax.

Mainland, PRC

The Group’s PRC subsidiaries and VIEs are governed by the income tax law of the PRC and are subject to the PRC enterprise income tax (“EIT”). The EIT rate of PRC is 25%, which applies to both domestic and foreign invested enterprises.

For the years ended June 30, 2021, 2022 and 2023, the income tax rate of all the Group’s PRC subsidiaries and VIEs is 25%, except for Shanghai Ziji which enjoyed 12.5% preferential income tax rate since July 2022.

For the years ended June 30, 2021, 2022 and 2023, the Group’s income/(loss) before tax consisted of:

	Years Ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$

PRC	308,685	333,425	97,057	13,979
HK	(12,929)	(10,009)	95,720	13,787
Cayman and others	(5)	1,031	(1,127)	(162)
	295,751	324,447	191,650	27,604

For the years ended June 30, 2021, 2022 and 2023, the Group’s income tax (expense)/ benefit consisted of:

	Years Ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$

Current	(86,367)	(88,861)	(73,221)	(10,546)
Deferred	(1,727)	283	1,841	265
	(88,094)	(88,578)	(71,380)	(10,281)

A reconciliation of the income tax expense determined at the PRC statutory income tax rate to the Group’s actual income tax expense is as follows:

	Years Ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$

Income before income tax expense	295,751	324,447	191,650	27,604
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at PRC statutory income tax rate	(73,938)	(81,112)	(47,912)	(6,901)
Impact of different tax rates in other jurisdictions	(1,100)	(969)	7,853	1,131
Preferential tax treatments and tax holiday effects	(73)	1,110	2,578	371
Super deduction of qualified R&D expenditures	13	173	251	36
Expenses not deductible (including expenses accrued for share-based compensation amounting to RMB5,487, RMB1,835 and RMB1,302 for the years ended June 30, 2021, 2022 and 2023, respectively)	(9,737)	(3,011)	(5,662)	(816)
Valuation allowance on deferred tax assets	(3,259)	(4,769)	(19,635)	(2,827)
Tax effect on Impairment loss of goodwill	—	—	(8,853)	(1,275)
Income tax expense	(88,094)	(88,578)	(71,380)	(10,281)

The Group’s deferred tax liabilities were recorded as a result of recognition of the identifiable intangible assets acquired from various acquisition transactions. The Group’s deferred tax liabilities on June 30, 2023 and changes for the two years then ended were as follows:

Amount
RMB

Balance as of June 30, 2021	3,548
Decrease due to amortization of intangible assets	(207)
Increase due to acquisition	651
Exchange translation adjustment	59
Balance as of June 30, 2022	4,051
Net deferred tax liabilities of June 30, 2022	3,400
Decrease due to amortization of intangible assets	(1,841)
Increase due to acquisition	18,300
Exchange translation adjustment	169
Balance as of June 30, 2023	20,679
Net deferred tax liabilities as of June 30, 2023	20,028
Amount in US$	2,772

The Group’s deferred tax assets on June 30, 2022 and 2023 were as follows:

	As of June 30,
	2022	2023	2023
	RMB	RMB	US$

Tax loss carry forward	17,094	51,373	7,110
Net operating losses acquired through Acquisition	16,259	50,821	7,033
Others	324	588	82
Less, valuation allowance	(32,301)	(101,406)	(14,034)
Balance as of June 30, 2023	1,376	1,376	191
Net deferred tax assets as of June 30, 2023	725	725	100

The Group’s deferred tax assets valuation allowance on June 30, 2023 and changes for the two years then ended were as follows:

Amount
RMB

Balance as of June 30, 2021	12,271
Increase during the year	4,769
Increase due to acquisition of entities	15,206
Exchange translation adjustment	55
Balance as of June 30, 2022	32,301
Increase during the year	19,635
Increase due to acquisition of entities	50,821
Decrease due to NOL expiration	(1,558)
Exchange translation adjustment	207
Balance as of June 30, 2023	101,406
Amount in US$	14,034

Total net operating losses (NOLs) carryforwards of the Group’s subsidiaries and VIEs in mainland China is RMB112,370 and RMB404,934 as of June 30, 2022 and 2023, respectively. The NOLs carryforwards of the Group’s subsidiaries and VIEs in mainland China as of June 30, 2023 will expire between the calendar years 2024 through 2028. The NOLs carryforwards of the Group’s subsidiaries and VIEs in Hong Kong are RMB30,965 and RMB2,325 as of June 30, 2022 and 2023, respectively. The NOLs of the Group’s subsidiaries and VIEs in Hong Kong can be carried forward indefinitely. The related deferred tax assets were calculated based on the respective net operating losses incurred by each of subsidiaries and VIEs and the respective corresponding enacted tax rate that will be in effect in the period in which the losses are expected to be utilized.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax laws. For the year ended June 30, 2022, the Group recorded an additional valuation allowance in a net amount of RMB19,975. For the year ended June 30, 2023, the Group recorded an additional valuation allowance in a net amount of RMB70,456.

The current EIT law also imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company.